Income Taxes - Net Deferred Tax Asset (Liability) (Details) - USD ($) $ in Thousands	Sep. 30, 2020	Sep. 30, 2019
Deferred tax assets
Allowance for credit losses	$ 44,150	$ 31,494
REO reserves	265	255
Non-accrual loan interest	892	891
Federal and state tax credits	0	537
Deferred compensation	3,506	3,022
Stock based compensation	2,218	1,876
Lease liability	7,660	0
Other	2,269	2,081
Total deferred tax assets	60,960	40,156
Deferred tax liabilities
FHLB stock dividends	14,637	14,478
Valuation adjustment on available-for-sale securities and cash flow hedges	5,064	4,503
Loan origination fees and costs	7,116	8,385
Premises and equipment	21,399	25,399
Lease right-of-use assets	7,270	0
Other	5,767	2,851
Total deferred tax liabilities	61,253	55,616
Net deferred tax asset (liability)	(293)	(15,460)
Current tax asset (liability)	6,001	10,356
Net tax asset (liability)	$ 5,708	$ (5,104)